Common Stock (Details) (USD $)	12 Months Ended	115 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011
Common Stock
Common stock, shares authorized	104,013,161	104,013,161	175,000,000	104,013,161
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of votes for each share of common stock held	1
Dividends declared on common stock (in dollars per share)		$ 0
Dividends paid on common stock (in dollars per share)		$ 0
Common shares issued	2,432,155	2,432,155	28,069,579	2,393,458
Common shares outstanding	2,432,155	2,432,155	28,069,579	2,393,458
Common Stock
Outstanding stock options to purchase common stock (in shares)	3,730,000	3,730,000
Shares available for future issuance under stock option plan	120,000	120,000
Total shares of authorized common stock reserved for future issuance	79,059,000	79,059,000
Common stock warrants
Common Stock
Total shares of authorized common stock reserved for future issuance	884,000	884,000
Conversion of preferred stock | Unissued, but designated, Preferred Stock
Common Stock
Total shares of authorized common stock reserved for future issuance	55,912,000	55,912,000
Conversion of preferred stock | Preferred Stock warrants
Common Stock
Total shares of authorized common stock reserved for future issuance	248,000	248,000
Conversion of Series A preferred stock
Common Stock
Total shares of authorized common stock reserved for future issuance	6,411,000	6,411,000
Conversion of Series B preferred stock
Common Stock
Total shares of authorized common stock reserved for future issuance	4,204,000	4,204,000
Conversion of Series C preferred stock
Common Stock
Total shares of authorized common stock reserved for future issuance	2,978,000	2,978,000
Conversion of Series C-1 preferred stock
Common Stock
Total shares of authorized common stock reserved for future issuance	458,000	458,000
Conversion of Series D preferred stock
Common Stock
Total shares of authorized common stock reserved for future issuance	235,000	235,000
Conversion of Series D-1 preferred stock
Common Stock
Total shares of authorized common stock reserved for future issuance	637,000	637,000
Conversion of Series E preferred stock
Common Stock
Total shares of authorized common stock reserved for future issuance	816,000	816,000
Conversion of Series F preferred stock
Common Stock
Total shares of authorized common stock reserved for future issuance	2,426,000	2,426,000